Financial Liabilities at Amortized Cost - Schedule of Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities at Amortized Cost [Abstract]
Current accounts and other demand deposits	$ 14,791,870	$ 14,630,797
Time deposits and saving accounts	14,162,408	14,345,223
Obligations by repurchase agreements	286,915	109,794
Borrowings from financial institutions	1,296,751	1,103,468
Debt financial instruments issued	10,800,851	9,690,069
Other financial obligations	367,323	284,479
Total	$ 41,706,118	$ 40,163,830